Leases - Schedule of Lease Obligations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 2,560
Additions	4,773
Additions through acquisitions	201
Disposals	(630)
Interest accretion	214
Lease repayments	(1,606)
Effects of foreign exchange	(190)
Balance – End of period	5,322
Current	1,837	$ 621
Non-current	3,485	1,939
Lease liabilities	$ 5,322	$ 2,560